14. Stock-Based Compensation (Details-Assumptions) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Weighted average assumptions for calculating fair value of stock options
Fair value of common stock on date of grant	$ 2.28	$ 3.91
Expected term	6 years 8 months 1 day	5 years 11 months 16 days
Risk-free interest rate	1.70%	1.66%
Dividend yield	0.00%	0.00%
Volatility	93.00%	86.00%